Related party balancesand transactions (Details 4 Text)(Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Key management personnel compensation, short-term employee benefits	R$ 35,074	R$ 21,446	R$ 41,198